Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Provisions for trade receivables
(USD millions)	2017	2016

Total gross trade receivables	8 790	8 364

Provisions for doubtful trade receivables	– 190	– 162

Total trade receivables, net	8 600	8 202

Trade receivables provision movements
(USD millions)	2017	2016	2015

January 1	– 162	– 142	– 156

Impact of divestments	12

Provisions for doubtful trade receivables charged to the consolidated income statement	– 119	– 76	– 68

Utilization provisions for doubtful trade receivables	12	17	39

Reversal of provisions for doubtful trade receivables	76	37	32

Currency translation effects	– 9	2	11

December 31	– 190	– 162	– 142

Overdue amounts and related provision
(USD millions)	2017	2016

Not overdue	7 758	7 386

Past due for not more than one month	279	262

Past due for more than one month but less than three months	230	223

Past due for more than three months but less than six months	137	185

Past due for more than six months but less than one year	137	145

Past due for more than one year	249	163

Provisions for doubtful trade receivables	– 190	– 162

Total trade receivables, net	8 600	8 202

Gross trade receivable from closely monitored countries
(USD millions)	2017	2016

Total balance of gross trade receivables from closely monitored countries	1 733	1 717

Past due for more than one year	124	82

Provisions	95	63

Trade receivables denominated in other currencies
(USD millions)	2017	2016

US dollar (USD)	3 451	3 432

Euro (EUR)	1 533	1 366

Japanese yen (JPY)	600	567

Chinese yuan (CNY)	312	264

Russian ruble (RUB)	268	347

Brazilian real (BRL)	237	222

British pound (GBP)	208	160

Australian dollar (AUD)	165	147

Swiss franc (CHF)	127	135

Canadian dollar (CAD)	73	97

Other currencies	1 626	1 465

Total trade receivables, net	8 600	8 202